FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value (USD $)	Jul. 31, 2014	Oct. 31, 2013
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability	$ 5,036,513
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability	1,900,000	540,000
Derivative Financial Instruments, Liabilities [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability	1,900,000	540,000
Fair Value Of Patent Acquisition Obligation [Member] | Fair Value, Inputs, Level 1 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability
Fair Value Of Patent Acquisition Obligation [Member] | Fair Value, Inputs, Level 2 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability
Fair Value Of Patent Acquisition Obligation [Member] | Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability	3,136,513
Fair Value Of Patent Acquisition Obligation [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability	3,136,513
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS (Details) - Hierarchy for financial liabilities measured at fair value [Line Items]
Financial liability	$ 5,036,513